INVESTMENTS - Investment funds (Balance sheet data) (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Balance sheet data:
Current assets	¥ 88,732	$ 12,498	¥ 61,435
Current liabilities	72,411	10,199	61,239
Non-controlling interests	822	$ 116	736
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance sheet data:
Current assets	67,149		48,132	¥ 51,437
Long-term assets	55,097		54,308	51,233
Current liabilities	54,235		35,589	36,344
Long-term liabilities	19,721		21,862	21,708
Non-controlling interests	¥ 238		¥ 217	¥ 178